J.P. Morgan Mortgage Trust 2021-INV6 ABS-15G

Exhibit 99.12

Audit ID	SellerLoanID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data
xxx	xxx	302676910	xxx	Originator Back-End DTI	0.32326	0.3198
xxx	xxx	302747565	xxx	Originator Back-End DTI	0.48229	0.38951
xxx	xxx	302767163	xxx	Appraised Value	xxx	xxx
xxx	xxx	302673670	xxx	Audit CLTV	25.23	25.227
xxx	xxx	302673670	xxx	Original LTV	25.23	25.227
xxx	xxx	302673670	xxx	Originator Back-End DTI	0.14	0.1078